                                                      FIRST QUARTER REPORT

                                                      MARCH 31, 2002

               [MORGAN STANLEY LOGO]

         THE THAI FUND, INC.


         MORGAN STANLEY
         INVESTMENT MANAGEMENT INC.
         INVESTMENT ADVISER


The Thai Fund, Inc.

DIRECTORS AND OFFICERS
Barton M. Biggs               William G. Morton, Jr.
CHAIRMAN OF THE               DIRECTOR
BOARD OF DIRECTORS
                              Michael Nugent
Ronald E. Robison             DIRECTOR
PRESIDENT AND DIRECTOR
                              Fergus Reid
John D. Barrett II            DIRECTOR
DIRECTOR
                              Stefanie V. Chang
Thomas P. Gerrity             VICE PRESIDENT
DIRECTOR
                              Lorraine Truten
Gerard E. Jones               VICE PRESIDENT
DIRECTOR
                              James W. Garrett
Joseph J. Kearns              TREASURER
DIRECTOR
                              Mary E. Mullin
Vincent R. McLean             SECRETARY
DIRECTOR
                              Belinda A. Brady
C. Oscar Morong, Jr.          ASSISTANT TREASURER
DIRECTOR

U.S. INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

THAI INVESTMENT ADVISER
The Mutual Fund Public Company Limited.
30th-32nd Floor, Lake Rajada Building
193-195 Ratchadaphisek Road
Khlong-Toey, Bangkok 10110 Thailand

ADMINISTRATOR
JPMorgan Chase Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIANS
MFC Asset Management Public Company Limited
1 Soi Thai Farmers
Ratburana Road, Ratburana
Bangkok, Thailand

JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

SHAREHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.

                                                      THE THAI FUND, INC.

                                                      OVERVIEW

LETTER TO SHAREHOLDERS

For the three months ended March 31, 2002, The Thai Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 28.75% compared to 25.08% for the U.S. dollar adjusted Securities Exchange of Thailand (SET) Index (the "Index"). On March 31, 2002, the closing price of the Fund's shares on the New York Stock Exchange was $4.95, representing a 17.6% premium to the Fund's net asset value per share.

MARKET REVIEW

The Thai market performed well in the first quarter of 2002, with the Index rising. The banks outperformed as investors were optimistic that the fall in loan provisions will lead to a significant jump in net earnings. Financials and properties also rose sharply as housing and auto demand rose sharply. Finally, the impending consolidation of the cement industry following the expected sale of one of the three largest cement companies, led to the sector's outperformance.

The Thai economy is forecasted to have expanded by 1.5% in 2001. A favorable mix of fiscal and monetary measures helped to spur domestic consumption, and the Private Consumption Index grew at a rate of 2.6% in 2001 compared to a rate of 3.4% in 2000. On the other hand, exports contracted by 6.9% while imports fell by a lesser rate of 2.8%. As a result, the country's trade surplus fell by 53.8% last year. For 2002, the Bank of Thailand expects the economy to expand by 2-3%, with no inflationary pressures. Improving external demand along with a fiscal deficit at 5.5% of GDP would be the main drivers of growth.

On the corporate newsfront, industry consolidation in the cement sector will lead to a two-player industry with greater pricing power. In the telecommunications sector, a new cellular player launched its service amidst much fanfares and caused some concerns over price competition in the cellular market. Outperformance can be attributed to our overweight position in the cement sector which outperformed the country index. Additionally, stock selection in the banking sector was a positive contributor given increased bottom lines from quarter to quarter which were generally a result of smaller provisions and improved performance of investment portfolios at most banks.

MARKET OUTLOOK

The outlook for the Thai market remains favorable as consumer demand remains strong and sentiment is positive. Banks should also start to report higher earnings following a slowdown in non-performing loans and larger loans loss provisions. However, a rise in interest rate in the U.S. may lead to lower net interest margins as deposit rates increase while lending rates stay flat in the face of rising competition.

Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
President and Director

                                                                      April 2002

                                                      THE THAI FUND, INC.

                                                      MARCH 31, 2002

INVESTMENT SUMMARY

Historical Information (Unaudited)

                                                               TOTAL RETURN (%)
                             ----------------------------------------------------------------------------------
                                    MARKET VALUE(1)           NET ASSET VALUE(2)                INDEX(3)
                             ----------------------------------------------------------------------------------
                                               AVERAGE                     AVERAGE                      AVERAGE
                               CUMULATIVE       ANNUAL      CUMULATIVE      ANNUAL      CUMULATIVE       ANNUAL
---------------------------------------------------------------------------------------------------------------
Year to Date                        50.00%          --           28.75%         --           25.08%          --
One Year                            65.76        65.76%          36.86       36.86%          32.44        32.44%
Five Year                          -67.77       -20.27          -67.77      -20.26          -68.36       -20.56
Ten Year                           -53.82        -7.43          -61.37       -9.07          -73.50       -12.44
Since Inception*                    -0.43        -0.03          -15.32       -1.17          -36.47        -3.16

Past performance is not predictive of future performance.

[CHART]

                                              U.S. DOLLAR ADJUSTED SECURITIES
                                                        EXCHANGE OF
               THE THAI FUND, INC.(2)              THAILAND (SET) INDEX(3)
1992                 34.26%                              24.71%
1993                 98.90%                              88.40%
1994                 10.40%+                            -17.76%
1995                 -0.10%                              -6.11%
1996                -35.93%                             -36.25%
1997                -75.17%                             -75.54%
1998                  2.88%                              22.43%
1999                 50.26%                              32.41%
2000                -47.33%                             -51.73%
2001                  9.51%                              10.72%
2002                 28.75%                              25.08%

Returns and Per Share Information

                                                                                                                   THREE
                                                                                                                   MONTHS
                                                                                                                   ENDED
                                                       YEAR ENDED DECEMBER 31,                                    MARCH 31,
                            ----------------------------------------------------------------------------------------------
                               1992    1993     1994     1995     1996     1997    1998    1999     2000    2001      2002
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share   $ 20.69  $39.42  $ 28.30   $24.89  $ 15.63  $  3.81  $ 3.80  $ 5.71  $  2.99  $ 3.27  $   4.21
--------------------------------------------------------------------------------------------------------------------------
Market Value Per Share      $ 18.75  $36.88  $ 22.38   $22.38  $ 16.38  $  5.25  $ 5.88  $ 7.81  $  2.69  $ 3.30  $   4.95
--------------------------------------------------------------------------------------------------------------------------
Premium/(Discount)             -9.4%   -6.4%   -20.9%   -10.1%     4.8%    37.8%   54.7%   36.8%   -10.0%    0.9%     17.6%
--------------------------------------------------------------------------------------------------------------------------
Income Dividends                 --  $ 0.36  $  0.35   $ 0.11  $  0.32  $  0.11  $ 0.19      --  $  0.02  $ 0.00#       --
--------------------------------------------------------------------------------------------------------------------------
Capital Gains Distributions      --  $ 0.51  $  4.62   $ 3.38  $  0.08  $  0.12      --      --       --      --        --
--------------------------------------------------------------------------------------------------------------------------
Fund Total Return(2)          34.26%  98.90%   10.40%+  -0.10%  -35.93%  -75.17%   2.88%  50.26%  -47.33%   9.51%    28.75%
--------------------------------------------------------------------------------------------------------------------------
Index Total Return(3)         24.71%  88.40%  -17.76%   -6.11%  -36.25%  -75.54%  22.43%  32.41%  -51.73%  10.72%    25.08%
--------------------------------------------------------------------------------------------------------------------------

(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The U.S. dollar adjusted Securities Exchange of Thailand (SET) Index is a capitalization weighted index of all stocks traded on the Stock Exchange of Thailand, expressed in U.S. dollars.
  * The Fund commenced operations on February 16, 1988.
  + This return does not include the effect of the rights issued in connection with the rights offering.
  # Amount is less than $0.01 per share.

    FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY.

                                                      THE THAI FUND, INC.

                                                      MARCH 31, 2002

PORTFOLIO SUMMARY

Allocation of Total Investments

[CHART]

          Equity Securities             98.4%
          Short-Term Investments         1.6

Industries

[CHART]

          Banks                         16.6%
          Construction Materials        13.6
          Oil & Gas                     11.9
          Wireless Telecommunications
           Services                     11.7
          Food Products                  9.1
          Multiline Retail               5.2
          Media                          3.3
          Electronic Equipment &
           Instruments                   2.9
          Insurance                      2.8
          Diversified
          Telecommunication Services     2.3
          Other                         20.6

Ten Largest Holdings*

                                             PERCENT OF
                                             NET ASSETS
-------------------------------------------------------
 1. Siam Cement PCL                               9.1%
 2. Advanced Info Service PCL                     8.8
 3. PTT Exploration & Production PCL              7.2
 4. Bangkok Bank PCL                              7.0
 5. Charoen Pokphand Foods PCL                    5.4
 6. PTT Public Co., Ltd.                          4.8%
 7. Siam City Cement PCL                          4.6
 8. Thai Farmers Bank PCL                         3.9
 9. Thai Union Frozen Products PCL                3.8
10. Serm Suk PCL                                  3.4
                                                 ----
                                                 58.0%
                                                 ====

      * Excludes short-term investments

                                                      THE THAI FUND, INC.

                                                      FINANCIAL STATEMENTS
                                                      MARCH 31, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                                         VALUE
                                                           SHARES        (000)
------------------------------------------------------------------------------
THAI INVESTMENT PLAN (98.1%)
==============================================================================
THAI COMMON STOCKS (96.4%)
(UNLESS OTHERWISE NOTED)
==============================================================================
AIRLINES (0.7%)
  Thai Airways International PCL                          537,200   $      376
==============================================================================
BANKS (16.6%)
  Bangkok Bank PCL                                      3,394,950        3,934
  Krung Thai Bank Public Co., Ltd.                      6,003,000        1,612
  Siam Commercial Bank PCL                              2,041,900        1,092
  Siam Commercial Bank PCL
    (Foreign)                                             822,000          462
  Thai Farmers Bank PCL                                 4,204,600        2,171
------------------------------------------------------------------------------
                                                                         9,271
==============================================================================
BEVERAGES (3.4%)
  Serm Suk PCL                                            334,500        1,873
==============================================================================
CHEMICALS (3.2%)
  National Petrochemical PCL                            1,526,300        1,804
==============================================================================
CONSTRUCTION MATERIALS (13.6%)
  Siam Cement PCL                                         261,600        5,055
  Siam City Cement PCL                                    547,245        2,562
------------------------------------------------------------------------------
                                                                         7,617
==============================================================================
DIVERSIFIED FINANCIALS (2.2%)
  National Finance PCL                                  4,239,100        1,226
==============================================================================
DIVERSIFIED TELECOMMUNICATION SERVICES (2.3%)
  Shin Satellite PCL                                    1,290,775          748
  TelecomAsia Corp. PCL                                 2,174,900          514
------------------------------------------------------------------------------
                                                                         1,262
==============================================================================
ELECTRIC UTILITIES (2.0%)
  Electricity Generating PCL                            1,169,900        1,101
==============================================================================
ELECTRONIC EQUIPMENT & INSTRUMENTS (2.9%)
  Delta Electronics (Thailand) PCL                      1,770,490        1,605
==============================================================================
FOOD PRODUCTS (9.1%)
  Charoen Pokphand Foods PCL                           19,666,960        2,979
  Thai Union Frozen Products PCL                        3,802,000        2,112
------------------------------------------------------------------------------
                                                                         5,091
==============================================================================
HOUSEHOLD DURABLES (1.7%)
  Land & Houses PCL                                       781,800          960
==============================================================================
INDUSTRIAL CONGLOMERATES (0.0%)
  Thai Rung Textile PCL                                       958           --@
==============================================================================
INSURANCE (2.8%)
  Bangkok Insurance PCL                                   372,150        1,571
==============================================================================
MEDIA (3.3%)
  BEC World PCL                                           273,400        1,631
  United Broadcasting Corp. PCL                           604,600          232
------------------------------------------------------------------------------
                                                                         1,863
==============================================================================
MULTILINE RETAIL (5.2%)
  Big C Supercenter PCL                                 1,964,100   $    1,091
  Siam Makro PCL                                        2,091,500        1,812
------------------------------------------------------------------------------
                                                                         2,903
==============================================================================
OIL & GAS (11.9%)
  PTT Exploration & Production PCL                      1,425,300        3,991
  PTT Public Co., Ltd.                                  3,238,500        2,657
------------------------------------------------------------------------------
                                                                         6,648
==============================================================================
TEXTILES & APPAREL (2.2%)
  Thai Wacoal PCL                                         347,013        1,218
==============================================================================
TRANSPORTATION INFRASTRUCTURE (1.6%)
  Bangkok Expressway PCL                                2,644,700          892
==============================================================================
WIRELESS TELECOMMUNICATION SERVICES (11.7%)
  Advanced Info Service PCL                             4,723,000        4,932
  Shin Corp. PCL                                        4,090,000        1,614
------------------------------------------------------------------------------
                                                                         6,546
==============================================================================
TOTAL THAI COMMON STOCKS
  (Cost $53,194)                                                        53,827
==============================================================================

                                                           NO. OF
                                                         WARRANTS
------------------------------------------------------------------------------
WARRANTS (0.1%)
==============================================================================
BANKS (0.0%)
  Siam Commercial Bank PCL 3/15/03                      1,687,800            8
------------------------------------------------------------------------------
FOOD PRODUCTS (0.1%)
  Charoen Pokphand Foods PCL 10/05/02                     983,348           48
==============================================================================
TOTAL WARRANTS
  (Cost $--@)                                                               56
==============================================================================

                                                             FACE
                                                           AMOUNT
                                                            (000)
-------------------------------------------------------------------------------
FOREIGN CURRENCY ON DEPOSIT WITH
CUSTODIAN (0.1%)
(INTEREST BEARING DEMAND ACCOUNT)
===============================================================================
  Thai Baht (Cost $64)                          THB         2,817           65
===============================================================================

===============================================================================
SHORT-TERM INVESTMENTS (1.5%)
===============================================================================
REPURCHASE AGREEMENT (1.5%)
  J.P. Morgan Securities, Inc., 1.76%, dated
     3/28/02, due 4/1/02
  (Cost $853)                                                 853(a)       853
===============================================================================

                                                                               5

                                                      THE THAI FUND, INC.

                                                      FINANCIAL STATEMENTS
                                                      MARCH 31, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                           AMOUNT        VALUE
                                                            (000)        (000)
------------------------------------------------------------------------------
TOTAL THAI INVESTMENT PLAN (98.1%)
  (Cost $54,111)                                                    $   54,801
==============================================================================
OTHER ASSETS AND LIABILITIES (1.9%)
  Other Assets                                       $      1,335
  Liabilities                                                (289)       1,046
==============================================================================
NET ASSETS (100.0%)
  Applicable to 13,269,578, issued and
    outstanding $ 0.01 par value shares
    (30,000,000 shares authorized)                                  $   55,847
==============================================================================
NET ASSET VALUE PER SHARE                                           $     4.21
==============================================================================

(a)--The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
@ -- Value is less than $500.

6